Restructuring Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Oct. 03, 2010
Number Of Stores Closed Globally Due To Portfolio Rationalization				918
Restructuring charges	$ 0	$ 0	$ 53.0
Americas [Member]
Restructuring charges			28.4
Europe Middle East And Africa [Member]
Restructuring charges			24.5
China And Asia Pacific [Member]
Restructuring charges			$ 0.1